Related Party Transactions - Schedule of Significant Related Party Transaction (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Mr. Zhan Jie [Member]
Schedule of Significant Related Party Transaction [Line Items]
Repayment of loans to related parties	¥ 1,500,000	¥ 15,000,000
Capital injection from related parties	1,500,000	15,000,000
Mrs. Zhang Pingting [Member]
Schedule of Significant Related Party Transaction [Line Items]
Repayment of loans to related parties	1,500,000	15,000,000
Capital injection from related parties	1,500,000	15,000,000
Mr. Wen Haoxiang [Member]
Schedule of Significant Related Party Transaction [Line Items]
Capital injection from related parties	¥ 1,500,000	¥ 1,500,000